Acquisitions of businesses (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Property, plant and equipment	$ 137
Currently marketed products	2,531		$ 451
Acquired research and development	10,224	$ 1,223	690
Other intangible assets	1
Deferred tax assets	381	8	39
Financial and other assets	19
Inventories	20		4
Trade receivables and other current assets	90		1
Cash and cash equivalents	1,112	20	1
Deferred tax liabilities	(2,874)	(325)	(372)
Current and non-current financial debts	(14)
Trade payables and other liabilities	(627)	(1)
Net identifiable assets acquired	11,000	925	814
Acquired liquidity	(1,112)	(20)	(1)
Non-controlling interests	(26)
Goodwill	4,084	94	56
Net assets recognized as a result of business combinations	13,946	999	869
Goodwill expected to be deductible for tax purposes	$ 0	$ 0	$ 18